OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Noncurrent [Abstract]
Employee post-retirement benefits (Note 23)	$ 569	$ 389
Asset retirement obligations	90	98
Fair value of derivative contracts (Note 24)	42	72
Guarantees (Note 27)	12	16
Other	295	152
Other long-term liabilities	$ 1,008	$ 727